20 Financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
20	Financial instruments

(a)	Classification and subsequent measurement

Financial Assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) – debt investment or debt instrument; or fair value through profit or loss (FVTPL), depending on the characteristics of the contractual cash flows of the Company’s financial asset and the business model for the management of these financial assets.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

i.	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
ii.	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset can also be measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

i.	It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
ii.	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets.

Financial assets – Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss. However, see Note 20.3 for derivatives designated as hedging instruments.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method and. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.
Financial assets at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and, when applicable, impairment loss are recognized in profit or loss. Other net gains and losses are recognized in “Other Comprehensive Income”. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity instruments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss, unless the dividend represents clearly a recovery of a portion of the investment cost. Other net gains and losses are recognized in OCI and never reclassified to profit or loss.

Financial liabilities - classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

(b)	Derecognition

Financial Asset

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or when the Company transfers the rights to receive the contractual cash flows in a transaction in which either:

i.	substantially all of the risks and rewards of ownership of the financial asset are transferred; or
ii.	the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

When the Company enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets, the financial assets are not derecognized.

Financial Liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(c)	Offsetting

Financial assets or financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(d)	Derivative financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures.

Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

The Company designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates and certain derivatives and non-derivative financial liabilities as hedges of foreign exchange risk on a net investment in a foreign operation.

At inception of designated hedging relationships, the Company documents the risk management objective and strategy for undertaking the hedge. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Refer to Note 2.4 and 4.1 for the effects due to interest rate benchmark reform.

Cash flow hedges

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (OCI).

The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedge no longer meets the criteria for hedge accounting, or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in OCI remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is classified to profit or loss in the same period or periods as the hedged expected future cash flows affect the profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in OCI are immediately reclassified to profit or loss.

20.1	Fair Value

(a)	Fair value measurement

Fair value is the price to be received in the sale of an asset or paid for the transfer of a liability in a transaction not forced between market players on the measurement date, in the main market or, in the case of a lack of one, the most advantageous market in which the Company has access on said date.

The following methods and assumptions were used to estimate the fair value:

(i)	Financial assets classified as fair value through profit and loss or as fair value through other comprehensive income are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii)	Trade accounts receivable and trade payables, mostly classified as amortized cost, corresponds to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, the securities are adjusted to their present value.

(iii)	The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to Braskem in similar financial instruments.

(iv)	The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interests.

The fair values of the remaining assets and liabilities correspond to their carrying amount. The assessment model for liabilities (Note 20.2) considers the present value of expected payments, discounted by a discount rate adjusted to the risk.

(b)	Fair value hierarchy

The fair value of the Company's financial instruments mainly determined and categorized into a fair value hierarchy as follows:

Level 1 – fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2 – fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option. To measure the credit risk of the parties involved in derivative instruments, Braskem uses CVA (Credit Valuation Adjustment) or DVA (Debt Valuation Adjustment) models, applied flow by flow on the mark-to-market value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

20.2	Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2020	2019	2020	2019

Cash and cash equivalents	5
Cash and banks		Amortized cost		1,946,963	2,303,231	1,946,963	2,303,231
Financial investments in Brazil		Fair value through profit or loss	Level 2	8,271,312	1,963,185	8,271,312	1,963,185
Financial investments abroad		Fair value through profit or loss	Level 2	3,644,577	2,537,464	3,644,577	2,537,464
				13,862,852	6,803,880	13,862,852	6,803,880

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	2,163,042	1,588,426	2,163,042	1,588,426
Time deposit investments		Amortized cost		53,941	38,759	53,941	38,759
Other		Fair value through profit or loss	Level 2	1,425,808	70,027	1,425,808	70,027
				3,642,791	1,697,212	3,642,791	1,697,212

Trade accounts receivable	7	Amortized cost		4,677,092	2,246,248	4,677,092	2,246,248
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	78,116	60,403	78,116	60,403

Trade payables	15	Amortized cost		9,953,548	9,120,826	9,953,548	9,120,826

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	34,963,651	24,583,325	37,155,060	25,790,532
Foreign currency - other borrowings			Level 2	5,959,493	3,567,336	6,371,070	3,218,410
Local currency			Level 2	1,499,400	1,367,538	2,591,920	1,075,803
				42,422,544	29,518,199	46,118,050	30,084,745

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2	7,700,072	6,685,703	11,486,114	6,116,434
Bond			Level 1	4,729,587	3,640,381	4,411,259	3,892,878
				12,429,659	10,326,084	15,897,373	10,009,312

Debentures	18	Amortized cost	Level 2	236,115	274,567	248,778	293,282

Loan ton non-controlling shareholder of Braskem Idesa		Amortized cost		3,222,493	2,395,887	3,222,493	2,395,887

Leniency agreement	25	Amortized cost		1,474,350	1,742,268	1,474,350	1,742,268

Other financial liabilities	(i)	Amortized cost			516,933		516,933

(i) Amount received due to the assignment of an agreement to supply ethylene to the client, without recourse, settled in 2020.

20.3	Derivative financial instruments

20.3.1	Changes

			Operation characteristics		Accumulated			Net			Net
					OCI (equity)			(Asset)/			(Asset)/
		Fair value	Principal		Extrinsic	Intrinsic	Fair	Liability	Change in	Financial	Liability
Identification	Note	hierarchy	exposure	Derivatives	value	value	value	2019	fair value	settlement	2020

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar				296	540	(839)	(3)
NCE swap		Level 2	Real	Dollar				25,604	129,297	(9,757)	145,144
Swap ACC		Level 2	Dollar	Real					16,259	(16,259)
Swap C3/PGP		Level 2	Propane	Propene					66,223	(2,322)	63,901
Swap Nafta/Gasolina		Level 2	Gasoline	Naphtha					7,046		7,046
								25,900	219,365	(29,177)	216,088

Hedge accounting transactions
Dollar call and put options	(a.i)	Level 2	Real	Dollar	(43,948)	(100,853)	(144,801)	(2,298)	594,780	(447,681)	144,801
Dollar swap	(a.ii)	Level 2	Real	Dollar+Fixed rates				38,620	12,091	(50,711)
Interest rate swaps	(a.iii)	Level 2	Libor	Fixed rates			(266,889)	26,707	162,615	(33,547)	155,775
Dollar swap CDI	(a.ii)	Level 2	Real	Dollar+Fixed rates			(566,641)	107,246	459,394		566,640
					(43,948)	(100,853)	(978,331)	170,275	1,228,880	(531,939)	867,216

Derivatives
Current assets								(4,712)			(33,769)
Non-current assets								(17,877)			(34,091)
Current liabilities								49,251			592,251
Non-current liabilities								169,513			558,913
								196,175			1,083,304

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swaps (“CDS”). Braskem has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guaranteed margin from the counterparties it deems convenient.

Hedge financial instruments held at December 31, 2020 were contracted on both internationally recognized stock exchanges and on Over the Counter (“OTC”) markets with large financial counterparties under global derivative contracts in Brazil or abroad.

Braskem’s Financial Policy provides for the active management and continued protection against undesired fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, Braskem assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the hedged period transaction.

Braskem may elect derivatives for the application of hedge accounting in accordance with IFRS 9. The hedge designation is not mandatory. In general, Braskem will elect to designate financial instruments as hedges when the application is expected to provide a significant improvement in presenting the offsetting effect on the changes in the hedged items.

(a)	Hedge accounting transactions

(a.i)	Dollar call and put option

On December 31, 2020, Braskem held a total notional amount of put options of R$2.0 billion, with an average strike price of 4.33 R$/US$. Simultaneously, the Company also held a total notional amount of call options of R$1.5 billion, with an average strike price of R$/US$5.94. The operations have a maximum term of 24 months.

Dollar-denominated future sales in Brazilian Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, which is recognized under shareholders' equity in the other comprehensive income.

	Operation characteristics		Accumulated OCI (equity)
	Principal		Extrinsic	Intrinsic	Fair
Identification	exposure	Derivatives	value	value	value
Dollar call and put option	Real	Dollar	(43,948)	(100,853)	(144,801)

(a.ii)	Dollar Swap

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.3 billion, with annual maturities over the following 5 years starting January 2019. The amount payable in January 2020 was subject to the variation in the IPCA index. The remaining maturities are subject to the variation in the CDI. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian Real/U.S. dollar price. Accordingly, the mark-to-market adjustment of the effective portion of the hedge will be recognized under shareholders equity in the line “Other comprehensive income” and will be recognized in the financial result only upon the maturity of each installment. The future elements of forward exchange contracts are excluded from designation of hedge instrument and are separately recorded as hedging cost, which is recognized under shareholders' equity in the hedge cost reserve.

(a.iii)	Hedge operation by the subsidiary Braskem Idesa related to Project Finance

Interest rate swap linked to Libor

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		2020	2019
Swap Libor I to VI	616,519	1.9825%	Aug-2025	155,775	26,707
Total	616,519			155,775	26,707

Derivatives
Current liabilities				53,838	5,768
Non-Current liabilities				101,937	20,939
Total				155,775	26,707

Braskem Idesa contracted swap operations with the purpose of offsetting part of the Libor variation arising from the financings mentioned in Note 15. This hedge operation shares the same guarantees with the Project Finance.

20.4	Non-derivative financial liabilities designated to hedge accounting

(a.i)	Future exports in U.S. dollars

On May 1, 2013, Braskem S.A. designated non-derivative financial instrument liabilities, denominated in U.S. dollars, as a hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in dollars derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was US$ 1: R$2.0017. Additionally, on October 10, 2017, Braskem S.A. designated new financial instruments for the future sales hedging, which mature in 2028. The hedged exchange rate was US$1: R$3.1688. In 2019, three new designations were made, as follows: with maturity in 2025, at an initial rate of US$1: R$3.6694; with maturity in 2025, at an initial rate of US$1: R$3.9650; and with maturity between 2030 and 2031, at an initial rate of US$1: R$3.9786. The main actions carried out in 2020 are detailed below:

•	January 2, 2020: Designation of US$600 million of future sales with maturity in 2032 (hedged exchange rate of US$1: R$4.0213);
•	March 31, 2020: Discontinuation of hedge accounting of U$$362 million of flows in 2020 (discontinuation rate of US$1: R$5.1987).

On December 31, 2020, the exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,274,854

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Hedge	Realizated discontinued
	2019	discontinued	hedge	Designations	2020

Designated balance	5,398,854	(1,086,000)	362,000	600,000	5,274,854

The Company considers these exports in the selected period (2021/2032) as highly probable, based on the following factors:

•	In recent years, Braskem S.A. exported an average US$2.8 billion per year, which represents around 3 to 4 times the annual exports of the hedged exports.
•	Hedged exports represent between 20% and 30% of the export flows planned by the Company.

The exports of the Company are not sporadic or occasional but constitute an integral part of its strategy and of the petrochemical business, in which competition is global.

On December 31, 2020, the maturities of financial liabilities designated, within the scope of the consolidated statement of financial position, were as follows:

Total nominal value
US$

2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	800,000
5,274,854

The following table provides the balance of discontinued hedge accounting in the year ended December 31, 2020 (US$1,617,372), which is recorded in shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - From third to fourth quarter 2021	380,000	2.0017	3.9786	751,222
Hedge descontinued - From first to fourth quarter 2022	719,000	2.0017	3.9786	1,421,391
Hedge descontinued - From first to third quarter 2023	518,372	2.0017	3.9786	1,024,770
	1,617,372			3,197,383

To ensure the continuity of the hedging relationship, the Company refinances and/or replaces these hedge instruments to adjust them to the hedged exports’ schedule and value depending on the availability of financial liabilities designated as hedging item.

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the 12-month period ended December 31, 2020:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	181,000	2.0017	4.2119	400,047
Second quarter	181,000	2.0017	5.1987	578,657
Third quarter	181,000	2.0017	5.1987	578,657
Fourth quarter	181,000	2.0017	5.5194	636,698
	724,000			2,194,059

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2019	(8,408,164)	2,858,775	(5,549,389)

Exchange variation recorded in the period on OCI / IR and CSL	(6,881,183)	2,339,602	(4,541,581)

Exchange variation transferred to profit or loss / IR and CSL	2,194,059	(745,980)	1,448,079

At December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

The realizations expected for 2021 will occur in conformity with the initial designation schedule, and the exchange variation recorded in “Other comprehensive income” will be recycled to the financial results. For the two first quarters of the year, realizations will be made at the weighted average exchange rate of exports in the corresponding period; for the remaining quarters, they are made at the discounted cash flow rates. The quarterly schedule of hedged exports in the following quarters of 2021 follows:

Total nominal
value US$

First quarter	150,000
Second quarter	186,000
Third quarter	180,000
Fourth quarter	200,000
716,000

(a.ii)	Liabilities related to the Project Finance of future sales in U.S. dollar

On October 1, 2014, the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in U.S. dollar, as hedge instruments to protect highly probable future sales flows. Due to the disbursements by the project's lenders in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 and US$23,608, respectively, for hedge accounting. Therefore, the impact of exchange variation on future flows of sales in U.S. dollar derived from these sales in dollar will be offset by the exchange variation on the designated liabilities, partially eliminating the volatility in the results of the subsidiary.

The Management of Braskem Idesa believes these future sales are highly probable, based on the following:

•	In Mexico, domestic sales can be made in U.S. dollar. In 2016, the Company began to operate and sell products, including sales in U.S. dollar in the domestic and international markets.
•	The hedged flow corresponds to less than 35% of the planned revenue flow of the project over the quarterly designation period. The current amount of sales already meets the volume of designated hedge, which confirms the highly probable nature of the designated cash flow.
•	The financing was obtained through a Project Finance structure and will be repaid exclusively through the cash generation of the project (Note 17). Therefore, the existence of the debit is directly associated with the highly probable nature of the future sales in U.S. dollar.

As of December 31, 2020, designated and unrealized sales were as follows:

Nominal value
US$

2021	208,946
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,371,443

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Rebalanced	New
	2019	hedge	hedge	designations	2020

Designated balance	2,552,407	(267,577)	86,613		2,371,443

In 2020, the designated financial liabilities to hedge future sales were distributed as follows:

Nominal value
US$

2021	208,946
2022	183,318
2023	230,992
2024	251,884
2025	227,775
2026	192,651
2027	89,516
2028	71,341
2029	15,020
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,371,443

The following table provides the total amount of hedge accounting discontinued up to December 31, 2020 (US$752,870), which was transferred from “Other comprehensive income” to “profit and loss” of Braskem Idesa:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	10,493	13.4541	17.9915	47,611	10,160
Hedge discontinued in December 2, 2019	712,823	13.6664	19.6113	4,237,661	904,317
Hedge discontinued in December 10, 2019	28,740	13.4541	19.3247	168,721	36,005
Hedge discontinued in February 18,2020	814	13.4541	18.5712	4,165	889
	752,870			4,458,158	951,371

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated and discontinued for this hedge in the 12-month period ended December 31, 2020:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	61,369	13.6555	18.9637	325,759	75,162
Second quarter	65,612	13.6539	22.4746	578,744	139,205
Third quarter	69,855	13.6542	21.4351	543,535	133,798
Fourth quarter	69,855	13.6534	20.3032	464,522	123,563
	266,691			1,912,560	471,728

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2019	(2,560,436)	768,865	(1,791,571)

Exchange variation recorded in the period on OCI / IR	(445,427)	133,632	(311,795)

Exchange variation transferred to profit or loss / IR	471,728	(141,518)	330,210

At December 31, 2020	(2,534,135)	760,979	(1,773,156)

Effectiveness tests were conducted and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Pesos.

The realizations expected for 2021 will occur in accordance with the initial designation schedule, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2021:

Nominal value
US$

First quarter	69,855
Second quarter	75,848
Third quarter	77,094
Fourth quarter	80,594
303,391

20.5	Credit quality of financial assets

(a)	Trade accounts receivable

Virtually none of Company’s clients have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating system for all accounts receivable from clients in Brazil and abroad.

On December 31, 2020 and 2019, considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

				(%)
			2020	2019
1	Minimal Risk		67.52	74.23
2	Low Risk		20.08	14.89
3	Medium Risk		10.43	7.82
4	High Risk		1.10	1.06
5	Very High Risk	(i)	0.86	1.99

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Default indicators:

	Last 12 months
	Domestic	Export
	market	market
December 31, 2020	0.05%	0.14%
December 31, 2019	0.05%	0.17%
December 31, 2018	0.08%	0.45%

This calculation considers the accounts receivable figure overdue more than 30 days, divided by consolidated gross revenue in the last 12 months.

For the export market, around 80% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, around 27% of the portfolio has guarantees, mainly surety from the partners of counterparties, complemented by credit insurance.

(b)	Other financial assets

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard& Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2020	2019
Financial assets with risk assessment
AAA		13,639,273	5,475,075
AA+		412,612	109,933
AA		735,755
AA-		199,405	1,458,424
A+		1,336,334	159,848
A		53,941	121,132
A-		91,487	1,171,746
BBB+		982,225
BBB		49
		17,451,081	8,496,158
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	54,562	4,934
		54,562	4,934

Total		17,505,643	8,501,092

(i)	Investments approved by the Management of the Company, in accordance with the financial policy.

20.6	Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a)	Selection of risks

On December 31, 2020, the main risks that can affect the value of Company’s financial instruments are:

•	U.S. dollar/Brazilian Real exchange rate;
•	Mexican peso/Brazilian Real exchange rate;
•	Libor floating interest rate;
•	IPCA inflation rate;
•	Selic interest rate; and
•	CDI interest rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b)	Value at risk

The value at risk of the derivatives held by the Company which is defined as the loss that could result in one month as from December 31, 2020, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$91,437 for put options and call options (Note 20.3.1 (a.i)), US$1.280 for the swap of Libor related to Braskem Idesa project (Note 20.3.1 (a.iii)), US$29,511 for Dollar swap (Note 20.3.1(a.ii)) and US$8,623 for NCE swap.

(c)	Selection of scenarios

The Focus Market Readout published by the Central Bank of Brazil (“BACEN”) was used to create the probable scenario for the U.S. dollar/Brazilian Real exchange rate, the Selic interest rate and the CDI interest rate as at December 31, 2020. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

According to the Market Readout, at the end of 2021, the U.S. dollar will remain at approximately R$5.14, while the Selic rate should remain at 2.00% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout survey does not include consensus forecasts for the Libor rate, the average projection of the U.S. Federal Reserve for the Federal Funds rate at the end of the year was used, published in December 2020, in comparison with the Treasury Rate curve on December 31, 2020.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

Effects of COVID-19

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date December 31, 2020. Given the instability in the current economic scenario caused by the COVID-19 pandemic, interest rates and foreign exchange rates are affected daily. Therefore, during the period for reporting these financial statements, the current value and the probable scenario of these parameters may have changed. However, Braskem’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned reporting date.

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(14%)	(41%)

Brazilian real/U.S. dollar exchange rate
Bonds	433,084	(5,443,471)	(16,330,414)
Braskem Idesa borrowings	84,014	(1,055,976)	(3,167,929)
Export prepayments	11,245	(141,336)	(424,009)
Investments	10,873	(136,663)	(409,988)
SACE	21,061	(264,720)	(794,160)
Dollar call and put options (i)	43,060	(568,577)	(2,117,282)
Swap NCE	5,973	(75,052)	(225,210)
Dollar swap x CDI	20,419	(256,577)	(769,919)
MONFORTE	3,278	(41,201)	(123,603)
Nexi	12,844	(161,433)	(484,299)
Other	5,699	(71,635)	(214,904)
Financial investments abroad	(52)	648	1,943

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(40%)	(120%)

Libor floating interest rate
Export prepayments	(2,232)	(5,344)	(16,031)
Swap	4,386	10,536	31,419
Braskem Idesa borrowings	(39,804)	(95,278)	(285,834)
Nexi	(18,355)	(43,936)	(131,809)
SACE	(20,954)	(50,158)	(150,473)
MONFORTE	(1,228)	(2,940)	(8,819)
Investments	(9,734)	(23,301)	(69,902)
Other	(1,178)	(2,820)	(8,460)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(45%)

CDI interest rate
Export credit notes		(3,942)	(11,905)
Debentures		(848)	(2,574)
Financial investments in local currency		36	108
Other non commercial paper		(3,486)	(10,493)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(54%)	(161%)

IPCA interest rate
Debêntures	(268)	(21,395)	(68,834)
BNDES	(2,493)	(212,224)	(780,565)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	(9)	(715)	(2,336)

			Gain (losses)
		Reasonably possible	Possible
Instrument / Sensitivity	Probable	(15%)	(45%)

Selic interest rate
Leniency agreement		(6,164)	(18,516)

(i) The Company is in the short position of a possible counterparty call.